PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Consumer Discretionary - 6.8%
Home & Office Products - 2.5%
Scotts Miracle-Gro Company (The)	7,600	$ 1,191,908

Retail - Discretionary - 4.3%
O'Reilly Automotive, Inc. (a)	3,500	2,079,280

Consumer Staples - 8.2%
Food - 4.1%
McCormick & Company, Inc.	17,400	1,501,446
Utz Brands, Inc.	24,000	466,080
		1,967,526
Household Products - 4.1%
Church & Dwight Company, Inc.	17,000	1,422,220
Clorox Company (The)	3,500	588,175
		2,010,395
Financials - 9.2%
Asset Management - 5.2%
T. Rowe Price Group, Inc.	11,200	2,507,344

Institutional Financial Services - 4.0%
FactSet Research Systems, Inc.	5,100	1,939,122

Health Care - 15.8%
Health Care Facilities & Services - 2.4%
ICON plc (a)	4,537	1,160,429

Medical Equipment & Devices - 13.4%
Mettler-Toledo International, Inc. (a)	2,135	3,315,292
Quidel Corporation (a)	1,600	206,320
ResMed, Inc.	5,300	1,539,809
Teleflex, Inc.	3,600	1,423,656
		6,485,077

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Industrials - 21.4%
Electrical Equipment - 5.1%
AMETEK, Inc.	17,900	$ 2,433,863

Industrial Intermediate Products - 4.0%
RBC Bearings, Inc. (a)	8,350	1,933,192

Machinery - 6.4%
IDEX Corporation	11,000	2,464,000
Valmont Industries, Inc.	2,500	622,150
		3,086,150
Transportation & Logistics - 5.9%
Expeditors International of Washington, Inc.	23,000	2,866,720

Materials - 4.7%
Chemicals - 4.7%
Ecolab, Inc.	10,000	2,253,600

Technology - 28.7%
Semiconductors - 7.2%
Analog Devices, Inc.	8,600	1,401,370
NXP Semiconductors N.V.	4,400	946,572
Silicon Laboratories, Inc. (a)	7,100	1,119,102
		3,467,044
Software - 11.9%
ANSYS, Inc. (a)	6,820	2,491,755
Bottomline Technologies (de), Inc. (a)	21,300	900,351
Pegasystems, Inc.	17,130	2,357,602
		5,749,708
Technology Hardware - 5.0%
Trimble, Inc. (a)	25,500	2,402,610

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Technology - 28.7% (Continued)
Technology Services - 4.6%
CoStar Group, Inc. (a)	26,250	$ 2,224,425

Total Common Stocks (Cost $14,459,557)		$ 45,758,393

EXCHANGE-TRADED FUNDS - 3.7%	Shares	Value
Health Care - 3.7%
Biotech & Pharma - 3.7%
SPDR® S&P® Biotech ETF (Cost $827,663)	13,300	$ 1,766,772

MONEY MARKET FUNDS - 1.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $716,751)	716,751	$ 716,751

Total Investments at Value - 100.0% (Cost $16,003,971)		$ 48,241,916

Other Assets in Excess of Liabilities - 0.0% (c)		1,512

Net Assets - 100.0%		$ 48,243,428

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2021.
(c)	Percentage rounds to less than 0.1%.